COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Schedule of property and equipment

The following table sets forth the components of the Company's property and equipment at December 31, 2018 and December 31, 2017:

	December 31, 2018				December 31, 2017
	Cost	Accumulated Depreciation		Net Book Value	Cost	Accumulated Depreciation		Net Book Value

Computers and office equipment	$803	$	(–)	$803	$–	$	(–)	$–
Machinery and equipment	145,287		(54,860)	90,427	170,180		(47,241)	122,939
Vehicles	11,614		(4,224)	7,390	13,603		(2,227)	11,376
Total fixed assets	$157,704		$(59,084)	$98,620	$183,783		$(49,468)	$134,315